Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Information [Abstract]
Summary of Financing Activities With No Cash Flow Effects

28(a)Financing activities with no cash flow effects

	For the year end December 31,
	2018	2017
	US$’000	US$’000
Obtaining or losing controling interests of subsidiaries from:
Conversion of debt to equity	—	167
Conversion of preference shares to ordinary shares	—	(399)
Net decrease in additional paid-in capital	—	(232)

Summary of Reconciliation of Liabilities Arising from Financing Activities

28(b)Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Financial lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2017	28,225	83	28,308
Cash inflows/(outflows)	10,408	(41)	10,367
Foreign exchange adjustments	2,518	6	2,524
Acquisition of PP&E by means of a lease	—	30	30
Balance at December 31, 2017	41,151	78	41,229
Cash outflows	(16,220)	(46)	(16,266)
Foreign exchange adjustments	(117)	(8)	(125)
Acquisition of PP&E by means of a lease	—	61	61
Other changes	—	5	5
Balance at December 31, 2018	24,814	90	24,904